Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2015	$77,208
2016	68,407
2017	51,676
2018	41,899
2019	35,073
Thereafter	95,697